Non adjusting events after the reporting period (Details) - Underwritten public offering - Share transaction $ in Millions	Jan. 24, 2025 USD ($) shares
Non adjusting events after the reporting period
Issuance of units	15,000,000
Number of shares per unit	1
Gross Proceeds | $	$ 90
Tranche A Warrant
Non adjusting events after the reporting period
Number of warrant per unit	0.5
Tranche B Warrant
Non adjusting events after the reporting period
Number of warrant per unit	0.5